Prepaid Expenses	12 Months Ended
Jun. 30, 2022
Prepaid Expenses [Abstract]
Prepaid Expenses
5.	Prepaid Expenses

	June 30, 2022	June 30, 2021	June 30, 2020
	$	$	$
Prepaid insurance	483,278	4,796	-
Advances made to suppliers and deposits	448,872	63,177	794
	932,150	67,973	794